Submission	Sep. 17, 2025
Submission [Line Items]
Central Index Key	0002076163
Registrant Name	ProCap Financial, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A